LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

5.LOANS RECEIVABLE, NET

Loans receivable consists of the following:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Loans receivable	31,946,604	42,313,248
Less allowance for loan losses	(2,694,427)	(3,630,135)
Loans receivable, net	29,252,177	38,683,113

As of December 31, 2024 and 2025, the accrued interest receivables are RMB311,226 and RMB396,043 (net of allowance RMB26,249 and RMB33,977, respectively), which is recorded under loans receivable.

The following table presents the aging of loans as of December 31, 2024 and 2025:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2024 (RMB)	258,759	197,490	—	456,249	31,490,355	31,946,604
December 31, 2025 (RMB)	517,775	433,961	—	951,737	41,361,511	42,313,248

The Group has not recorded any financing income on an accrual basis for the loans that are past due for more than 60 days in 2025 (60 days in 2024). Loans are returned to accrual status if they are brought to non-delinquent status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s judgment, will continue to make periodic principal and interest payments as scheduled. For the years ended December 31, 2023, 2024 and 2025, the Group has charged off loans receivable of RMB1,844,349, RMB2,419,180 and RMB3,196,230, respectively.

Movement of allowance for loan losses is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	1,457,419	1,871,431	2,694,427
Provision for loan losses	2,151,046	2,773,323	3,625,042
Gross write-off	(1,844,349)	(2,419,180)	(3,196,230)
Recoveries	107,315	468,853	506,896
Balance at end of year	1,871,431	2,694,427	3,630,135

The principal of loans receivable as of December 31, 2024 by year of origination is as follows:

	2024	2023	2022	Total loans
Loans receivable	31,214,931	701,484	30,189	31,946,604

The principal of loans receivable as of December 31, 2025 by year of origination is as follows:

	2025	2024	2023	Total loans
Loans receivable	41,600,687	680,573	31,988	42,313,248